Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	AGRIUM INC
Entity Central Index Key	0000943003
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	0
Trading Symbol	AGU